Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 13, 2018
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Feb. 13, 2018
Document Effective Date	Feb. 13, 2018
Prospectus Date	Feb. 13, 2018
Brown Advisory - Beutel Goodman Large-Cap Value Fund | Institutional Shares
Prospectus:
Trading Symbol	BVALX